Borrowings	12 Months Ended
Dec. 31, 2022
Borrowings [abstract]
Borrowings

16 Borrowings

(a) Borrowings

		Annual financial charges (%)	2022	2021
Foreign currency
Bonds		Note 16 (b)	26,124,158	30,322,998
Export prepayment and export credit notes	(i)	US$ exchange variation + Term SOFR quarterly + 1,79	1,514,651	-
Other		Note 16 (c)	3,880,165	4,703,059
Transactions costs			(453,532)	(594,048)
			31,065,442	34,432,009

Current liabilities			1,177,144	1,284,483
Non-current liabilities			29,888,298	33,147,526
Total			31,065,442	34,432,009

Local currency
Agribusiness Credit Notes ("CRA")		Note 16 (d)	763,396	-
BNDES		IPCA + 6.04	386,534	435,778
Export credit notes		100.00 of CDI + 1.30	348,885	-
Other fixed interest loans		Interest between 3.5 and 6.5	18,671	24,864
Other variable interest loans		IPCA + interest between 2.39 and 2.78	3,525	4,616
Transactions costs			(21,193)	(7)
			1,499,818	465,251

Current liabilities			77,406	59,011
Non-current liabilities			1,422,412	406,240
Total			1,499,818	465,251

Foreign currency and local currency
Current liabilities			1,254,550	1,343,494
Non-current liabilities			31,310,710	33,553,766
Total			32,565,260	34,897,260
(i)	Maturity in June 2027.

The maturity profile of the long-term borrowings is as follows:

	2022	2021

2023	-	1,199,143
2024	2,143,624	3,965,917
2025	603,743	645,517
2026	581,625	622,032
2027	2,356,678	552,171
2028	7,281,841	7,081,301
2029	287,178	230,557
2030	7,995,727	8,535,493
2031	106,661	61,617
2033 and thereafter	9,953,633	10,660,018
Total	31,310,710	33,553,766

(b) Bonds

			Interest
Issue date		Maturity	(% per year)	2022	2021
Jul-2011 and jul-2012	(i)	jul-2041	7.125	3,044,911	3,296,917
Feb-2014 and may-2014	(ii)	fev-2024	6.450	1,588,729	3,417,741
Oct-2017	(ii)	jan-2023	3.500	–	593,964
Oct-2017	(i)	jan-2028	4.500	6,249,333	6,695,263
Nov-2019	(i)	jan-2030	4.500	7,936,089	8,527,701
Nov-2019		jan-2050	5.875	4,009,069	4,287,829
Jul-2020	(iii)	jan-2081	8.500	3,296,027	3,503,583
Total				26,124,158	30,322,998

(i)	Prepayments were made in 2021 in the total amount of R$1.3 billion. In September 2022, a portion of the bonds was repurchased for R$83.8 million.
(ii)	Prepayments were made between 2019 and 2022 in the total amount of R$4.6 billion. The bond maturing in January 2023 was fully settled in June 2022. In February 2023, a prepayment was made of the total amount of the bond due in February 2024.
(iii)	The bond can be repaid by the Company at par value, with the first payment between October 2025 and January 2026 and the other payments after each period of 5 years as from the first payment.

Braskem has fully, unconditionally and irrevocably, guaranteed the bonds issued by Braskem Finance, Braskem America Finance and Braskem Holanda Finance. Braskem’s guarantees for issues carried out between 2011 and 2019 comprise senior unsecured obligations of Braskem, ranking equal in right of payment with all of its other existing and future senior unsecured debt. As for the issuance carried out in 2020, in case of default the guarantee comprises obligations subordinated to all current or future senior debts of Braskem.

(c) Other

Issue date		Maturity	Charges (% per year)	2022	2021
nov-2018	(i)	nov-2028	Us dollar exchange variation + semianual Libor + 0.90	929,112	1,154,146
dec-2019	(i)	dec-2029	Us dollar exchange variation + semianual Libor + 0.90	549,610	670,124
dec-2019	(ii)	apr-2026	Us dollar exchange variation + semianual Libor - 1.00	197,209	266,403
sep-2017	(iii)	mar-2027	Us dollar exchange variation + semianual Libor + 1.61	357,488	462,490
jul-2018	(iv)	dec-2028	Us dollar exchange variation + semianual Libor + 0.65	757,832	947,898
aug-2020	(iii)	feb-2031	Us dollar exchange variation + semianual Libor + 1.70	1,007,067	1,201,998
aug-2020	(v)	aug-2028 to jun-2029	Euro exchange variation + interest between 2.40 and 7.41	79,698
nov-2020	(v)	no maturity	Euro exchange variation + Euribor monthly + 4.10	2,149
				3,880,165	4,703,059
(i)	Credit facility contracted by the subsidiaries Braskem Holanda Finance and Braskem Holanda Inc. secured by SACE, an Italian export credit agency, and guarantee from Braskem.
(ii)	Credit facility contracted by Braskem S.A. with a term of 7 years and guarantee of its own assets.
(iii)	Credit facility contracted by the subsidiaries Braskem Holanda Finance and Braskem Holanda Inc, secured by NEXI, the Japanese export credit agency, and guarantee from Braskem.
(iv)	Credit facility contracted by the subsidiary Braskem America, secured by Euler Hermes, the German export credit agency in the maximum amount of R$1,174 million.
(v)	Credit facility contracted by the indirect subsidiary ER Plastics B.V., with guarantee of its own assets and of Braskem in the proportion of its ownership interest.

(d) CRA

On January 5, 2022, Eco Securitizadora de Direitos Creditórios do Agronegócio S.A. issued CRA in the Brazilian debt capital markets backed by a private debenture issued by Braskem.

	Issue amount
Issue date		Issuer	Series	Maturity	Charges (% per year)	2022	2021
Jan-2022	581,602	Braskem S.A.	1ª	Dec-2028	IPCA + 5.54%	616,025	-
Jan-2022	139,134	Braskem S.A.	2ª	Dec-2031	IPCA + 5.57%	147,371	-
Total	720,736					763,396